WARRANTS AND DERIVATIVE WARRANT LIABILITY (Details 1) (USD $)	12 Months Ended	9 Months Ended
	Dec. 31, 2013	Sep. 30, 2014	Aug. 31, 2013
Equity-classified warrants
Number of shares (in shares)	10,216,597	19,897,928
Weighted Average Exercise price (in dollars per share)			$ 1.75
Consultant [Member]
Equity-classified warrants
Number of shares (in shares)	1,128,759
Weighted Average Exercise price (in dollars per share)	$ 2.28
Investment Warrants Expiration Date Range Start	Feb. 28, 2014
Investment Warrants Expiration Date Range End	Jan. 31, 2018
Financing 2009 [Member]
Equity-classified warrants
Number of shares (in shares)	1,455,516
Weighted Average Exercise price (in dollars per share)	$ 3.00
Investment Warrants Expiration Date Range Start	Feb. 28, 2014
Investment Warrants Expiration Date Range End	Sep. 30, 2014
Financing 2010 [Member]
Equity-classified warrants
Number of shares (in shares)	1,022,943
Weighted Average Exercise price (in dollars per share)	$ 3.38
Investment Warrants Expiration Date Range Start	Jan. 31, 2015
Investment Warrants Expiration Date Range End	May 31, 2015
Financing 2011 [Member]
Equity-classified warrants
Number of shares (in shares)	1,936,785
Weighted Average Exercise price (in dollars per share)	$ 3.24
Investment Warrants Expiration Date Range Start	Jan. 31, 2016
Investment Warrants Expiration Date Range End	Apr. 30, 2016
Financing 2012 [Member]
Equity-classified warrants
Number of shares (in shares)	296,366
Weighted Average Exercise price (in dollars per share)	$ 3.00
Investment Warrants Expiration Date	Dec. 31, 2017
Financing 2013 [Member]
Equity-classified warrants
Number of shares (in shares)	4,376,228
Weighted Average Exercise price (in dollars per share)	$ 1.97
Investment Warrants Expiration Date Range Start	Dec. 31, 2017
Investment Warrants Expiration Date Range End	Aug. 31, 2023
Equity Classified Warrants [Member]
Equity-classified warrants
Weighted Average Exercise price (in dollars per share)		$ 1.15
Equity Classified Warrants [Member] | Consultant [Member]
Equity-classified warrants
Number of shares (in shares)		1,045,759
Weighted Average Exercise price (in dollars per share)		$ 2.22
Investment Warrants Expiration Date Range Start		May 31, 2015
Investment Warrants Expiration Date Range End		Aug. 31, 2019
Equity Classified Warrants [Member] | Financing 2010 [Member]
Equity-classified warrants
Number of shares (in shares)		1,022,943
Weighted Average Exercise price (in dollars per share)		$ 3.38
Investment Warrants Expiration Date Range Start		Jan. 31, 2015
Investment Warrants Expiration Date Range End		May 31, 2015
Equity Classified Warrants [Member] | Financing 2011 [Member]
Equity-classified warrants
Number of shares (in shares)		1,936,785
Weighted Average Exercise price (in dollars per share)		$ 3.24
Investment Warrants Expiration Date Range Start		Jan. 31, 2016
Investment Warrants Expiration Date Range End		Apr. 30, 2016
Equity Classified Warrants [Member] | Financing 2012 [Member]
Equity-classified warrants
Number of shares (in shares)		296,366
Weighted Average Exercise price (in dollars per share)		$ 3.00
Investment Warrants Expiration Date		Dec. 31, 2017
Equity Classified Warrants [Member] | Financing 2013 [Member]
Equity-classified warrants
Number of shares (in shares)		4,376,228
Weighted Average Exercise price (in dollars per share)		$ 1.97
Investment Warrants Expiration Date Range Start		Dec. 31, 2017
Investment Warrants Expiration Date Range End		Aug. 31, 2023
Equity Classified Warrants [Member] | Financing 2014 [Member]
Equity-classified warrants
Number of shares (in shares)		11,219,847
Weighted Average Exercise price (in dollars per share)		$ 0.93
Investment Warrants Expiration Date Range Start		Mar. 31, 2015
Investment Warrants Expiration Date Range End		Jun. 30, 2019